              As filed with the Securities and Exchange Commission
                                 on May 22, 2003

                                                    Registration No. 811-05159
                                                                    333-100489
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                      [__] Pre-Effective Amendment No. ____
                       [X] Post-Effective Amendment No. 2
                        (Check Appropriate Box or Boxes)

                               RS INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-766-3863
                        (Area Code and Telephone Number)

                   388 Market Street, San Francisco, CA 94111
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

G. Randall Hecht                  Copies to:   Timothy W. Diggins, Esq.
c/o RS Investments                             Ropes & Gray
388 Market Street                              One International Place
San Francisco, California  94111               Boston, Massachusetts  02110-2624

                     (Name and Address of Agent For Service)




It is proposed that this filing will become effective:
    (check appropriate box)

    /x/         Immediately upon filing pursuant to paragraph (b);
    / /         On (date) pursuant to paragraph (b)
    / /         60 days after filing pursuant to paragraph (a)(1);
    / /         On (date) pursuant to paragraph (a)(1);
    / /         75 days after filing pursuant to paragraph (a)(2); or
    / /         On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    / /         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This amendment is being filed solely to include an additional exhibit. There have been no changes to the Prospectus/Proxy Statement or Statement of Additional Information.


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PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-14 of RS Investment Trust (the "Registrant") filed with the Securities and Exchange Commission (the "SEC") on November 26, 2002.

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PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment to the Registrant's Registration Statement on Form N-14 filed with the SEC on November 26, 2002.
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                               RS INVESTMENT TRUST
                                    FORM N-14
                                     PART C
                                OTHER INFORMATION

Item 15. INDEMNIFICATION

Under the terms of Registrant's By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940, as amended, (the "1940 Act").

Insofar as indemnification for liabilities arising under the Securities Act is permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


Item 16. EXHIBIT INDEX

Exhibit No.       Exhibit Title

     (1)          (a)  Amended and Restated Agreement and Declaration of Trust
                       of Registrant.  /A/
                  (b) Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant. /A/

     (2)          Copy of By-Laws of Registrant as amended July 22, 1997. /B/

     (3) Voting trust agreement affecting more than 5% of any class of equity securities- None.

     (4) Form of Agreement and Plan of Reorganization - Filed as Appendix A to Part A hereof.

     (5)          (a)  Specimen Share Certificate.  /C/

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                  (b)  Portions of Amended and Restated Agreement and
                       Declaration of Trust Relating to Shareholders'
                       Rights. /A/
                  (c)  Portions of By-Laws Relating to Shareholders' Rights. /A/

     (6)          (a)  Investment Advisory Agreement between RS Investment
                       Management, L.P. and Registrant.  /A/
                  (b) Form of Revised Schedule 1 to Investment Advisory Agreement. /D/
                  (c) Form of Further Revised Schedule 1 to Investment Advisory Agreement. /E/

     (7)          Form of Distribution Agreement with PFPC Distributors, Inc.
                  /D/

     (8)          Bonus, profit-sharing or pension plans - None.

     (9) Form of Custodian Agreement between Registrant and PFPC Trust Company. /A/

     (10)         Restated Distribution Plan pursuant to Rule 12b-1.  /D/

     (11) Opinion and Consent of Counsel as to the legality of securities being registered- previously filed.

     (12) Opinion and Consent of Counsel as to tax matters- filed herewith.

     (13)         (a) Administrative Services Agreement.  /A/
                  (b) Form of Sub-Administration and Accounting Services
                      Agreement between Registrant and PFPC, Inc.  /A/
                  (c) Form of Revised Schedule A to Administrative Services
                      Agreement.  /F/
                  (d) Form of Further Revised Schedule A to Administrative
                      Services Agreement.  /G/
                  (e) Form of Further Revised Schedule A to Administrative
                      Services Agreement.  /D/
                  (f) Form of Further Revised Schedule A to Administrative
                      Services Agreement.  /E/
                  (g) Form of Amendment to Administrative Services
                      Agreement.  /E/

     (14)         Consent of Independent Accountants- previously filed.

     (15)         Financial Statements omitted pursuant to Item 14(a)(1)- None.

     (16)         Power of Attorney- previously filed.

     (17)         Form of Proxy- previously filed.

Item 17. UNDERTAKINGS

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     (1)              The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



Incorporated by a reference to corresponding exhibits:

/A/ Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (the "N-1A Registration Statement") filed on March 4, 1999. (Accession No. 0001047469-99-008510)
/B/ Incorporated by reference to Post-Effective Amendment No. 30 to the N-1A Registration Statement on December 29, 1997. (Accession No. 0001047469-97-008999)
/C/ Incorporated by reference to the N-1A Registration Statement filed on August 12, 1987.
/D/ Incorporated by reference to Post-Effective Amendment No. 40 to the N-1-A Registration Statement on January 9, 2001. (Accession No. 0000912057-01-000815)
/E/ Incorporated by reference to Post-Effective Amendment No. 43 to the N-1A Registration Statement on May 1, 2002. (Accession No. 0000912057-02-017969)
/F/ Incorporated by reference to Post-Effective Amendment No. 36 to the N-1A Registration Statement on October 8, 1999. (Accession No. 0001047469-99-038109)
/G/ Incorporated by reference to Post-Effective Amendment No. 37 to the N-1A Registration Statement on February 18, 2000. (Accession No. 0000912057-00-007715)

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                                     NOTICE

A copy of the Agreement and Declaration of Trust of RS Investment Trust (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California on the 22nd day of May, 2003.

                                   RS INVESTMENT TRUST


                                            G. RANDALL HECHT*
                                   By:
                                      -------------------------------------
                                      President and Principal Executive Officer


As required by the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 of RS Investment Trust has been signed below by the following persons in the capacities and on the dated indicated.




SIGNATURE                                       CAPACITY
G. RANDALL HECHT*                               Principal Executive Officer and Trustee         May 22, 2003
----------------------------------
G. Randall Hecht

/s/ STEVEN COHEN                                Principal Financial and Accounting Officer      May 22, 2003
----------------------------------
Steven Cohen

LEONARD B. AUERBACH*                            Trustee                                         May 22, 2003
----------------------------------
Leonard B. Auerbach

JOHN W. GLYNN, JR.*                             Trustee                                         May 22, 2003
----------------------------------
John W. Glynn, Jr.

JEROME S. CONTRO*                               Trustee                                         May 22, 2003
----------------------------------
Jerome S. Contro
                                                Trustee
----------------------------------
Michael G. McCaffery


*BY /s/ STEVEN COHEN
   --------------------------------------------
   STEVEN COHEN, ATTORNEY-IN-FACT PURSUANT
   TO THE POWERS OF ATTORNEY PREVIOUSLY FILED.

EXHIBIT INDEX

EXHIBIT NO.                EXHIBIT TITLE


Exhibit 12:                Opinion and Consent of Counsel as to tax matters